UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Retirement Income Portfolio — ConservativeSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds5%	Shares	Value (000)
American Mutual Fund, Class R-6	454,367	$18,016
Equity-income and Balanced funds50%
American Balanced Fund, Class R-6	1,351,005	36,031
American Funds Global Balanced Fund, Class R-6	559,145	18,016
Capital Income Builder, Class R-6	1,159,309	72,062
The Income Fund of America, Class R-6	2,362,193	54,047
		180,156
Fixed income funds45%
American Funds Inflation Linked Bond Fund, Class R-6	1,842,092	18,016
American Funds Mortgage Fund, Class R-6	1,773,195	18,016
The Bond Fund of America, Class R-6	6,950,486	90,078
U.S. Government Securities Fund, Class R-6	2,609,074	36,031
		162,141
Total investment securities 100% (cost: $347,160,000)		360,313
Other assets less liabilities 0%		(122)
Net assets 100%		$360,191

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,620
Gross unrealized depreciation on investment securities	(519)
Net unrealized appreciation on investment securities	13,101
Cost of investment securities	347,212

American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 4

American Funds Retirement Income Portfolio — ModerateSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds5%	Shares	Value (000)
American Mutual Fund, Class R-6	641,760	$25,445
Equity-income and Balanced funds70%
American Balanced Fund, Class R-6	2,862,291	76,337
American Funds Global Balanced Fund, Class R-6	789,751	25,446
Capital Income Builder, Class R-6	2,046,796	127,229
The Income Fund of America, Class R-6	5,560,702	127,229
		356,241
Fixed income funds25%
American Funds Inflation Linked Bond Fund, Class R-6	2,601,817	25,446
American Funds Mortgage Fund, Class R-6	2,504,505	25,446
The Bond Fund of America, Class R-6	3,926,816	50,891
U.S. Government Securities Fund, Class R-6	1,842,561	25,446
		127,229
Total investment securities 100% (cost: $482,110,000)		508,915
Other assets less liabilities 0%		(143)
Net assets 100%		$508,772

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$27,166
Gross unrealized depreciation on investment securities	(426)
Net unrealized appreciation on investment securities	26,740
Cost of investment securities	482,175

American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 2 of 4

American Funds Retirement Income Portfolio — EnhancedSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds5%	Shares	Value (000)
American Mutual Fund, Class R-6	637,000	$25,257
Equity-income and Balanced funds90%
American Balanced Fund, Class R-6	3,785,877	100,969
American Funds Global Balanced Fund, Class R-6	1,566,820	50,483
Capital Income Builder, Class R-6	2,436,572	151,457
The Income Fund of America, Class R-6	6,619,567	151,456
		454,365
Fixed income funds5%
American Funds Inflation Linked Bond Fund, Class R-6	2,582,589	25,258
Total investment securities 100% (cost: $472,381,000)		504,880
Other assets less liabilities 0%		(110)
Net assets 100%		$504,770

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$32,440
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	32,440
Cost of investment securities	472,440

American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 3 of 4

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2017, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-825-0917O-S60747	American Funds Retirement Income Portfolio Series — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017